Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Nov. 09, 2025	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on:
Fiscal Year	SCT Total for Current CEO ($)	SCT Total for Former CEO ($)	Compensation Actually Paid to Current CEO ($)(1)(2)	Compensation Actually Paid to Former CEO ($)(1)(2)	SCT Average Total for Other NEOs ($)(3)	Average Compensation Actually Paid to Other NEOs ($)(2)(4)	Company Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)	Net (Loss) Income (thousands) ($)(6)	Revenue (thousands) ($)(7)
2026	52,830,661	16,273,947	52,241,394	40,896,851	7,606,548	15,037,801	227	375	(71,151)	2,463,797
2025	—	15,843,345	—	(1,260,121)	7,544,277	(2,113,422)	167	289	(129,072)	2,006,443
2024	—	15,291,447	—	44,853,129	7,487,213	10,599,236	244	220	(176,600)	1,683,011
2023	—	13,229,190	—	(1,158,813)	6,426,612	(140,152)	131	142	(345,398)	1,284,040
2022	—	10,566,757	—	17,742,233	5,346,033	7,074,336	247	183	(306,866)	873,782

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote			The Other NEOs for the fiscal year ended January 31, 2026 were Michael Berry, Srdjan Tanjga and Cedric Pech. The Other NEOs for the fiscal year ended January 31, 2025 were Michael Gordon and Cedric Pech. The Other NEOs for the fiscal year ended January 31, 2024, January 31, 2023 and January 31, 2022 were Michael Gordon, Cedric Pech and Mark Porter.
Peer Group Issuers, Footnote			Total Shareholder Return shown in this table utilizes our cumulative total return to shareholders of our common stock relative to the Nasdaq Computer Index, which is the index included in the stock performance graph required by Item 201(e) of Regulation S-K in our Annual Report on Form 10-K for the fiscal year ended January 31, 2026. The comparison assumes $100 was invested in our common stock and in the Nasdaq Computer Index for the period commencing on January 31, 2021 and ending on January 31 of each Covered Year. All dollar values assume reinvestment of the gross dividends paid by companies included in the Nasdaq Computer Index. The stock price performance shown in the graph represents past performance and should not be considered an indication of future stock price performance.
Adjustment To PEO Compensation, Footnote
(1)    The following table shows, for each Covered Year, the adjustments made to the total compensation shown for our current and former CEOs, Chirantan Desai and Dev Ittycheria, on the SCT to arrive at CAP as reflected on the table above:

Adjustments to Determine Current and Former CEO Compensation Actually Paid	Fiscal year ended January 31, 2026 (Current CEO)	Fiscal year ended January 31, 2026 (Former CEO)	Fiscal year ended January 31, 2025	Fiscal year ended January 31, 2024	Fiscal year ended January 31, 2023	Fiscal year ended January 31, 2022
SCT total amount	52,830,661	16,273,947	15,843,345	15,291,447	13,229,190	10,566,757
Subtract Amounts Reported under “Option Awards” and “Stock Awards” Columns in SCT for the Covered Year	52,601,945	15,735,621	15,046,370	14,825,835	12,797,690	10,135,257
Add Year-end Fair Value of Options Awards and Stock Awards Granted during Covered Year that Remain Unvested as of Year-end	52,012,678	35,511,031	9,398,928	31,722,922	7,806,455	8,787,241
Add Fair Value on Vesting of Option Awards and Stock Awards Granted during Covered Year that Vested during Covered Year	—	2,674,347	1,072,206	2,670,818	889,080	2,388,178
Add change (positive or negative) in Fair Value from Prior Year-end to Covered Year-end of Option Awards and Stock Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-end	—	5,083,093	(8,527,742)	6,507,392	(6,596,740)	2,449,600
Add change (positive or negative) in Fair Value from Prior Year-end to Vesting Date of Option Awards and Stock Awards Granted Prior to Covered Year that Vested during Covered Year	—	(2,909,945)	(4,000,488)	3,486,384	(3,689,107)	3,752,557
Subtract Fair Value of forfeited Stock Awards during Covered Year	—	—	—	—	—	66,843 (8)
TOTAL ADJUSTMENTS:	(589,267)	24,622,904	(17,103,466)	29,561,682	(14,388,003)	7,175,476
TOTAL COMPENSATION ACTUALLY PAID:	52,241,394	40,896,851	(1,260,121)	44,853,129	(1,158,813)	17,742,233
			Reflects performance-based stock awards that were forfeited as a result of attainment of company performance targets at a level that resulted in less than full vesting.
Non-PEO NEO Average Total Compensation Amount			$ 7,606,548	$ 7,544,277	$ 7,487,213	$ 6,426,612	$ 5,346,033
Non-PEO NEO Average Compensation Actually Paid Amount			$ 15,037,801	(2,113,422)	10,599,236	(140,152)	7,074,336
Adjustment to Non-PEO NEO Compensation Footnote	The following table shows, for each Covered Year, the adjustments made to the average of the total compensation shown for the Other NEOs on the SCT to arrive at CAP as reflected on the table above:

Adjustments to Determine Average of Other NEOs' Compensation Actually Paid	Fiscal year ended January 31, 2026	Fiscal year ended January 31, 2025	Fiscal year ended January 31, 2024	Fiscal year ended January 31, 2023	Fiscal year ended January 31, 2022
SCT total amount	7,606,548	7,544,277	7,487,213	6,426,612	5,346,033
Subtract Amounts Reported under “Option Awards” and “Stock Awards” Columns in SCT for the Covered Year	7,011,482	6,922,864	6,912,855	5,974,289	4,694,131
Add Year-end Fair Value of Options Awards and Stock Awards Granted during Covered Year that Remain Unvested as of Year-end	14,426,171	3,626,273	10,317,641	3,642,784	4,295,795
Add Fair Value on Vesting of Option Awards and Stock Awards Granted during Covered Year that Vested during Covered Year	419,997	482,817	957,110	416,788	872,769
Add change (positive or negative) in Fair Value from Prior Year-end to Covered Year-end of Option Awards and Stock Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-end	817,371	(3,696,618)	2,243,152	(3,143,169)	829,978
Add change (positive or negative) in Fair Value from Prior Year-end to Vesting Date of Option Awards and Stock Awards Granted Prior to Covered Year that Vested during Covered Year	(521,218)	(1,997,051)	1,339,649	(1,508,880)	440,771
Subtract Fair Value of forfeited Stock Awards during Covered Year	699,586 (a)	1,150,256 (b)	4,832,674 (c)	—	16,880 (d)
TOTAL ADJUSTMENTS:	7,431,253	(9,657,699)	3,112,023	(6,566,765)	1,728,303
TOTAL COMPENSATION ACTUALLY PAID:	15,037,801	(2,113,422)	10,599,236	(140,152)	7,074,336

(a)     Reflects the forfeiture of equity awards by Mr. Tanjga upon his stepping down as our Interim Chief Financial Officer, effective May 8, 2025.
(b)     Reflects the forfeiture of equity awards by Mr. Gordon upon his stepping down as our Chief Operating Officer and Chief Financial Officer, effective January 31, 2025.
(c) Reflects the forfeiture of equity awards by Mr. Porter upon his stepping down as our Chief Technology Officer, effective July 2023.
(d)    Reflects performance-based stock awards that were forfeited as a result of attainment of company performance targets at a level that resulted in less than full vesting.

Compensation Actually Paid vs. Total Shareholder Return			The following chart sets forth the relationship between (i) the CAP of our CEO and the average CAP of our Other NEOs against (ii) our cumulative TSR for each Covered Year.
Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between (i) the CAP of our CEO and the average CAP of our Other NEOs (as shown in the left axis) against (ii) Revenue and (iii) Net Loss on the right axis, for each Covered Year.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between (i) the CAP of our CEO and the average CAP of our Other NEOs (as shown in the left axis) against (ii) Revenue and (iii) Net Loss on the right axis, for each Covered Year.

Total Shareholder Return Vs Peer Group
The graph below illustrates the TSR on a fixed $100 investment made as of January 31, 2021 in shares of our common stock and in the Nasdaq Computer Index. The stock price performance shown in the graph represents past performance and should not be considered an indication of future stock price performance.

Tabular List, Table

Performance Measure	What it Measures
ARR Growth (%)	Percentage growth in ARR over a given time period
Net New ARR ($)	The net change in ARR over a given time period
Non-GAAP Operating Income	Earnings we generate adjusted for non-cash or irregular expenses
Operating Cash Flow ($)	Cash generated by our operating activities
Revenue ($)	Revenue we generate through our subscriptions and services offerings

Total Shareholder Return Amount			$ 227	167	244	131	247
Peer Group Total Shareholder Return Amount			375	289	220	142	183
Net Income (Loss)			$ (71,151,000)	$ (129,072,000)	$ (176,600,000)	$ (345,398,000)	$ (306,866,000)
Company Selected Measure Amount			2,463,797,000	2,006,443,000	1,683,011,000	1,284,040,000	873,782,000
PEO Name	Chirantan Desai	Dev Ittycheria
Additional 402(v) Disclosure			For purposes of the adjustments to determine CAP, we computed the fair value of stock option awards and other stock awards in accordance with FASB ASC Topic 718 as of the end of the relevant fiscal year, other than the fair values of equity awards that vested in the Covered Year, which are valued as of the applicable vesting date. The valuation assumptions used in the calculation of such amounts are set forth in Note 11— Equity in our Annual Report on Form 10-K for the fiscal year ended January 31, 2026. Reflects “Net Loss” for each Covered Year as set forth in our Consolidated Statements of Operations included in our Annual Report on Form 10-K for each of the Covered Years. For the avoidance of doubt, “Net Loss” is a GAAP measure.Reflects “Revenue” for each Covered Year as set forth in our Consolidated Statements of Operations included in our Annual Report on Form 10-K for each of the Covered Years. For the avoidance of doubt, “Revenue” is a GAAP measure.
Measure:: 1
Pay vs Performance Disclosure
Name			ARR Growth (%)
Measure:: 2
Pay vs Performance Disclosure
Name			Net New ARR ($)
Measure:: 3
Pay vs Performance Disclosure
Name			Non-GAAP Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name			Operating Cash Flow ($)
Measure:: 5
Pay vs Performance Disclosure
Name			Revenue ($)
Desai [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 52,830,661
PEO Actually Paid Compensation Amount			52,241,394
Ittycheria [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			16,273,947	$ 15,843,345	$ 15,291,447	$ 13,229,190	$ 10,566,757
PEO Actually Paid Compensation Amount			40,896,851	(1,260,121)	44,853,129	(1,158,813)	17,742,233
PEO | Desai [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(589,267)
PEO | Desai [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(52,601,945)
PEO | Desai [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			52,012,678
PEO | Desai [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Desai [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Desai [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Desai [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ittycheria [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			24,622,904	(17,103,466)	29,561,682	(14,388,003)	7,175,476
PEO | Ittycheria [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(15,735,621)	(15,046,370)	(14,825,835)	(12,797,690)	(10,135,257)
PEO | Ittycheria [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			35,511,031	9,398,928	31,722,922	7,806,455	8,787,241
PEO | Ittycheria [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,083,093	(8,527,742)	6,507,392	(6,596,740)	2,449,600
PEO | Ittycheria [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,674,347	1,072,206	2,670,818	889,080	2,388,178
PEO | Ittycheria [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,909,945)	(4,000,488)	3,486,384	(3,689,107)	3,752,557
PEO | Ittycheria [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	(66,843)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,431,253	(9,657,699)	3,112,023	(6,566,765)	1,728,303
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,011,482)	(6,922,864)	(6,912,855)	(5,974,289)	(4,694,131)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			14,426,171	3,626,273	10,317,641	3,642,784	4,295,795
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			817,371	(3,696,618)	2,243,152	(3,143,169)	829,978
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			419,997	482,817	957,110	416,788	872,769
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(521,218)	(1,997,051)	1,339,649	(1,508,880)	440,771
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (699,586)	$ (1,150,256)	$ (4,832,674)	$ 0	$ (16,880)